ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May. 14, 2010	Sep. 30, 2015	Sep. 30, 2014	Nov. 06, 2012
Organization And Principal Activities [Line Items]
Issuance of ordinary shares in form of American Depositary Shares (in shares)	4,000,000
Stock Issued During Period, Value, Issued for Cash	$ 14.5
Entity Incorporation, Date Of Incorporation		Oct. 27, 2009
Entity Incorporation, State Country Name		British Virgin Islands
Stockholders' Equity, Reverse Stock Split		1-for-10
Common Stock, Shares, Issued		1,405,000	1,405,000
Common Stock, Shares, Outstanding		1,405,000	1,405,000
American Depositary Shares [Member]
Organization And Principal Activities [Line Items]
Shares Issued, Price Per Share	$ 4.00
Before Reverse Stock Split [Member]
Organization And Principal Activities [Line Items]
Common Stock, Shares, Issued				14,050,000
Common Stock, Shares, Outstanding				14,050,000
After Reverse Stock Split [Member]
Organization And Principal Activities [Line Items]
Common Stock, Shares, Issued				1,405,000
Common Stock, Shares, Outstanding				1,405,000